Financial risk management, objectives and policies, Credit Risk (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($) Vessel Counterparty Customer	Dec. 31, 2022 USD ($) Vessel Counterparty Customer	Dec. 31, 2021 Vessel Counterparty Customer
Credit risk [Abstract]
Number of vessels chartered with counterparties | Vessel		5	5	7
Number of vessels | Vessel		24	23	26
Number of counterparties | Counterparty		3	4	5
Number of vessels operated in spot market | Vessel		19	18	19
Number of major customers | Customer		5	5	5
Current trade receivables	[1]	$ 75,848	$ 59,465
Disclosure of maximum credit exposure [Abstract]
Cash and cash equivalents		74,738	125,948
Accounts receivable and accrued revenues		75,848	59,465
Maximum credit exposure		150,586	$ 185,412
Customer One [Member]
Credit risk [Abstract]
Current trade receivables		13,757
Customer Two [Member]
Credit risk [Abstract]
Current trade receivables		11,963
Customer Three [Member]
Credit risk [Abstract]
Current trade receivables		7,311
Customer Four [Member]
Credit risk [Abstract]
Current trade receivables		6,235
Customer Five [Member]
Credit risk [Abstract]
Current trade receivables		$ 6,023

[1]	Amounts carried at amortized cost.